Capital disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of liquidity and capitalization

As at	Dec 31 2019	Dec 31 2018
Liquidity:
Cash and cash equivalents	$416,763	$256,077
Undrawn credit facilities	300,000	300,000
Undrawn construction facilities	800,000	—
Total liquidity	$1,516,763	$556,077
Capitalization:
Unsecured notes, including current portion	$1,535,662	$1,189,976
Egypt limited recourse debt facilities, including current portion	75,165	101,226
Other limited recourse debt facilities, including current portion	158,026	167,084
Total debt	1,768,853	1,458,286
Non-controlling interests	298,675	296,628
Shareholders’ equity	1,331,685	1,511,213
Total capitalization	$3,399,213	$3,266,127
Total debt to capitalization[1]	52%	45%
Net debt to capitalization[2]	45%	40%

[1]	Total debt (including 100% of Egypt and Other limited recourse debt facilities) divided by total capitalization.

[2]	Total debt (including 100% of Egypt and Other limited recourse debt facilities) less cash and cash equivalents divided by total capitalization less cash and cash equivalents.